Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Non-current assets [abstract]
Agreements with customers, net of accumulated amortization and other rights			$ 864	$ 1,015
Non-current prepaid advertising expenses			175	228
Guarantee deposits			1,605	1,472
Prepaid bonuses			427	451
Advances to suppliers to acquire property, plant and equipment			1,467	1,744
Recoverable taxes			2,017	1,938
Indemnifiable assets from business combinations			512	714
Others			779	967
Total other assets	$ 436		$ 7,846	$ 8,529

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4